Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends | $	$ 0	$ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 4.83	$ 4.83
Strike price (in USD per share)	$ 4.83	$ 4.83
Expected volatility	70.00%	70.00%
Award life | shares	6.08	6.08
Risk-free interest rate	261.00%	1.46%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 8.54	$ 19.69
Strike price (in USD per share)	$ 8.54	$ 19.69
Expected volatility	80.00%	80.00%
Risk-free interest rate	3.77%	3.77%